Note 3 - Discontinued Operations	12 Months Ended
Mar. 31, 2021
Discontinued Operations [Member]
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

3. Discontinued Operations

On July 13, 2018, the Company executed a nonbinding letter of intent with a perspective buyer of the Modesto facility. On October 9, 2018, the Company closed on the sale of the facility to this outside buyer with net proceeds of $63,326,000. Based on its magnitude of revenue to the Company (approximately 15%) and because the Company was exiting the production of peaches, this sale represented a significant strategic shift that has a material effect on the Company’s operations and financial results. Accordingly, the Company has applied discontinued operations treatment for this sale as required by Accounting Standards Codification 210-05—Discontinued Operations. This business we are exiting is part of the Fruit and Vegetable segment.

The following table presents information related to the major classes of assets and liabilities of Modesto that are classified as Held For Sale-Discontinued Operations in the Company's Consolidated Condensed balance sheets (in thousands):

	March 31, 2021	March 31, 2020

Other Current Assets	$338	$182
Current Assets Held For Sale-Discontinued Operations	$338	$182

Other Assets	$778	$1,026
Noncurrent Assets Held For Sale-Discontinued Operations	$778	$1,026

Accounts Payable and Accrued Expenses	$-	$880
Current Liabilities Held For Sale-Discontinued Operations	$-	$880

The operating results of the discontinued operations that are reflected in the Unaudited Condensed Consolidated Statements of Net Earnings from discontinued operations are as follows (in thousands):

	Twelve Months Ended
	March 31, 2021	March 31, 2020
Net Sales	$-	$-

Costs and Expenses:

Cost of Product Sold	-	57
Selling, General and Administrative	-	-
Plant Restructuring Charge (a)	-	(1,150)
Interest Expense	-	-
Total cost and expenses	-	(1,093)
Earnings From Discontinued Operations Before Income Taxes	-	1,093
Gain on the Sale of Assets Before Income Taxes	-	(430)
Income Tax Expense	-	376
Net Earnings From Discontinued Operations, Net of Tax	$-	$1,147

(a) Includes $902,000 credit for pension termination in fiscal 2020.